Schedule of Inventory (Details) (Parenthetical)		6 Months Ended		12 Months Ended
	Apr. 14, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) a	Dec. 31, 2020 USD ($)	Jan. 21, 2021 a
Inventory Disclosure [Abstract]
Lease acres | a				260		260
Rent payable | $	$ 6,000	$ 96,000	$ 164,066	$ 88,717	$ 341,129